Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated September 30, 2019

to the Prospectus

dated May 1, 2019, as supplemented to date (the “Prospectus”)

I.                     Effective September 30, 2019, Donald G. Taylor will no longer serve as a portfolio manager of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Portfolio”) in anticipation of his retirement from Franklin Templeton on December 2, 2019.  Also effective September 30, 2019, Amritha Kasturirangan and Nayan Sheth will serve as portfolio managers for the Portfolio. Accordingly, effective September 30, 2019, all references to Mr. Taylor in the Prospectus are deleted in their entirety.

A.            The information under the heading “PORTFOLIO SUMMARY – MANAGEMENT” for the Portfolio is updated to include the following rows above the row for Dr. Desai:

Amritha Kasturirangan, CFA	Vice President, Research Analyst and Portfolio Manager of Franklin Advisers	September 30, 2019
Nayan Sheth, CFA	Vice President, Research Analyst and Portfolio Manager of Franklin Advisers	September 30, 2019

B.            The information for Mr. Yuen under the heading “PORTFOLIO SUMMARY – MANAGEMENT” for the Portfolio is deleted in its entirety and replaced with the following:

David Yuen, CFA, FRM	Senior Vice President, Portfolio Manager and Director of Quantitative Strategy of Franklin Advisers	July 5, 2017

C.            Under the heading “MANAGEMENT – SUB-ADVISER PORTFOLIO MANAGERS,” the biography for Mr. Yuen is deleted in its entirety and replaced with the following:

David Yuen, CFA, FRM, Senior Vice President and Director of Quantitative Strategy and Portfolio Manager of Franklin Advisers

Mr. Yuen, senior vice president, serves as a director of quantitative strategy in the Franklin Templeton Fixed Income department. Mr. Yuen develops portfolio strategies and investment processes with emphasis on sector allocation, portfolio construction, risk budgeting, attribution and relative value security selection procedures.  Prior to joining Franklin Templeton, Mr. Yuen was senior investment officer for Susquehanna Partners and a manager of fixed income trading at Alex Brown, Inc.  Mr. Yuen holds a B.S., with honors, in chemistry from the California Institute of Technology and an M.B.A., with honors, in finance from the University of California, Los Angeles Graduate School of Management. Mr. Yuen is a Chartered Financial Analyst (CFA) charterholder and is a qualified Financial Risk Manager (FRM), as certified by the Global Association of Risk Professionals. He has authored various financial and portfolio management publications and speaks at diverse financial and capital market seminars and conferences.

D.            Under the heading “MANAGEMENT – SUB-ADVISER PORTFOLIO MANAGERS,” the following is added:

Amritha Kasturirangan, CFA, Vice President, Research Analyst and Portfolio Manager of Franklin Advisers

Ms. Kasturirangen joined Franklin Templeton as a research analyst in April 2012.  Previously, she worked as a research analyst for the Chennai, India office of Franklin Templeton from April 2009-Aug 2011, where she covered the cement, healthcare and real estate sectors. Her primary focus was on the Indian markets, with selective research into the ASEAN and Australian markets.  Prior to joining Franklin Templeton, Ms. Kasturirangan worked in equity research at Goldman Sachs, covering U.S. healthcare. Her previous experience includes investment banking, with a focus on the media/telecom sectors and management consulting.  Ms. Kasturirangan has an M.B.A. from the Wharton Business School of the University of Pennsylvania with a major in finance and a B.A. degree in natural sciences from the University of Cambridge, U.K. She is a Chartered Financial Analyst (CFA) charterholder.

Nayan Sheth, CFA, Vice President, Research Analyst and Portfolio Manager of Franklin Advisers

Mr. Sheth joined Franklin Templeton as a research analyst in January of 2014.  Prior to joining Franklin Templeton, he worked as a research analyst with Mirae Asset Global Investments in New York, performing research on companies in the technology and media sectors in the United States and Western Europe. Mr. Sheth’s previous experience included working at Perennial Investment Partners in Sydney, Australia, where he covered the global technology and media sectors. From 2003-2007, Mr. Sheth was a research associate at TIAA-CREF, where he worked on the U.S. Growth Portfolio Management team and the media research team. Mr. Sheth began his career at J.P. Morgan in 2001, where he was a research associate on the U.S. beverage equity research team. He holds a B.A. in economics from Rutgers University, an MBA from the Columbia University Graduate School of Business, and is a Chartered Financial Analyst (CFA) charterholder.

II.                Effective October 15, 2019, Roger Bayston and Kent Burns will no longer serve as portfolio managers of the Portfolio.  Also, effective October 15, 2019, Patrick Klein and Tina Chou will serve as portfolio managers for the Portfolio. Accordingly, effective October 15, 2019, all references to Messrs. Bayston and Burns in the Prospectus are deleted in their entirety.

A.            The information under the heading “PORTFOLIO SUMMARY – MANAGEMENT” for the Portfolio is updated to include the following rows above the row for Mr. Schenck:

Patrick Klein	Senior Vice President, Research Analyst and Portfolio Manager of Franklin Advisers	October 15, 2019
Tina Chou	Vice President, Portfolio Manager of Franklin Advisers	October 15, 2019

B.            Under the heading “MANAGEMENT – SUB-ADVISER PORTFOLIO MANAGERS,” the following is added:

Patrick Klein, Ph.D., Senior Vice President, Research Analyst and Portfolio Manager of Franklin Advisers

Dr. Klein is a portfolio manager and research analyst for Franklin Templeton Investments’ Investment Grade Bond Department. He is part of the team managing the multi-sector, fixed income strategies with a focus on securitized products, inflation, and portfolio construction.  Prior to joining Franklin Templeton in 2005, Dr. Klein was a principal member of the Technical Staff at Sandia National Laboratories. He was responsible for modeling and computer simulation of material behavior.  Dr. Klein earned his B.S. dual degree in mechanical engineering and material science and engineering from Cornell University. He also earned his M.S. and Ph.D. in mechanical engineering from Stanford University.

Tina Chou, Vice President and Portfolio Manager of Franklin Advisers

Ms. Chou is a Portfolio Manager in the Franklin Templeton Fixed Income Group. She is a member of the team managing multi-sector, fixed income strategies with a focus on corporate credit, credit derivatives, and relative value trades. Ms. Chou joined Franklin Templeton Investments in 2004 as a fixed income risk analyst and moved to the portfolio management team in 2007.  Prior to joining Franklin Templeton, Ms. Chou was a management consultant focusing on the financial services and pharmaceutical industries with the Boston Consulting Group in Hong Kong and San Francisco. She also worked in the technology department at UBS in Singapore and London and as a research engineer at a US government agency.  Ms. Chou holds an M.B.A. from the University of Chicago, with concentrations in finance and strategic management. She also holds a B.S. and M. Eng. in electrical engineering from the Massachusetts Institute of Technology.

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1037_093019

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Dividend and Income Managed Risk Portfolio

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Global Atlantic Growth Managed Risk Portfolio

Global Atlantic Moderate Growth Managed Risk Portfolio

Global Atlantic PIMCO Tactical Allocation Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

(each a “Portfolio”)

(each a series of Forethought Variable Insurance Trust)

Class II Shares

Supplement dated September 30, 2019

to the Statement of Additional Information

dated May 1, 2019, as supplemented to date (the “SAI”)

I.                     Effective September 30, 2019, Dond G. Taylor will no longer serve as a portfolio manager of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio (the “Portfolio”) in anticipation of his retirement from Franklin Templeton on December 2, 2019. Also effective September 30, 2019, Amritha Kasturirangan and Nayan Sheth will serve as portfolio managers for the Portfolio. Accordingly, effective September 30, 2019, all references to Mr. Taylor in the SAI are deleted in their entirety.

A.            Under the heading “PORTFOLIO MANAGERS,” the second paragraph is deleted and replaced with the following:

Nicholas P.B. Getaz, Matt Quinlan, Amritha Kasturirangan and Nayan Sheth (with respect to the equity sleeve of the capital appreciation and income component) and Roger Bayston, Kent Burns, Sonal Desai and David Yuen (with respect to the fixed income sleeve of the capital appreciation and income component) and Adam Schenck, Maria Schiopu and Anthony Nese (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.            The information under the heading “PORTFOLIO MANAGERS – Franklin Advisers,” is updated to include the following:

Franklin Advisers
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Amritha Kasturirangan*
Registered Investment Cos.	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

Nayan Sheth*

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Cos.	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

* Information as of August 31, 2019

C.            Under the heading “PORTFOLIO MANAGERS – OWNERSHIP OF SECURITIES,” the sentence is deleted and replaced with the following:

The portfolio managers, except Mr. Gates, Ms. Kasturirangan, Mr. Sheth, did not own shares of the Portfolios they manage as of December 31, 2018. Mr. Gates did not own shares of the Portfolios he manages as of June 30, 2019. Ms. Kasturirangan and Mr. Sheth did not own shares of the Portfolio they manage as of August 31, 2019.

II.                Effective October 15, 2019, Roger Bayston and Kent Burns will no longer serve as portfolio managers of the Portfolio.  Also, effective October 15, 2019, Patrick Klein and Tina Chou will serve as portfolio managers for the Portfolio.  Accordingly, effective October 15, 2019, all references to Messrs. Bayston and Burns in the SAI are deleted in their entirety.

A.            Under the heading “PORTFOLIO MANAGERS,” the second paragraph is deleted and replaced with the following:

Nicholas P.B. Getaz, Matt Quinlan, Amritha Kasturirangan and Nayan Sheth (with respect to the equity sleeve of the capital appreciation and income component) and Sonal Desai, David Yuen, Patrick Klein and Tina Chou (with respect to the fixed income sleeve of the capital appreciation and income component) and Adam Schenck, Maria Schiopu and Anthony Nese (with respect to the managed risk portion) are portfolio managers of the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio and are responsible for the day-to-day management of the Portfolio.

B.            The information under the heading “PORTFOLIO MANAGERS – Franklin Advisers,” is updated to include the following:

Franklin Advisers
Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee

Patrick Klein*
Registered Investment Cos.	2	$1,278.49**	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

Tina Chou*

Account Type	Number of Accounts by Account Type	Total Assets By Account Type	Number of Accounts by Type Subject to a Performance Fee	Total Assets By Account Type Subject to a Performance Fee
Registered Investment Cos.	0	N/A	0	N/A
Other Pooled Investment Vehicles	0	N/A	0	N/A
Other Accounts	0	N/A	0	N/A

* Information as of August 31, 2019

** Million USD

C.            Under the heading “PORTFOLIO MANAGERS – OWNERSHIP OF SECURITIES,” the sentence is deleted and replaced with the following:

The portfolio managers, except Mr. Gates, Ms. Kasturirangan, Mr. Sheth, Dr. Klein and Ms. Chou, did not own shares of the Portfolios they manage as of December 31, 2018. Mr. Gates did not own shares of the Portfolios he manages as of June 30, 2019. Ms. Kasturirangan, Mr. Sheth, Dr. Klein and Ms. Chou did not own shares of the Portfolio they manage as of August 31, 2019.

This Supplement and the Summary Prospectus, Prospectus, and Statement of Additional Information provide information that you should know before investing in a Portfolio. These documents have been filed with the Securities and Exchange Commission and are incorporated herein by reference.  These documents are available upon request and without charge by calling Shareholder Services at 1-877-881-7735.

Please retain this Supplement for future reference.

FVIT-1036_093019